Summary of Significant Accounting Policies (Narrative) (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2014 USD ($)
Impairment of long-lived assets
Shipping and handling cost	557	501	458
Aggregate net foreign currency transaction gain	(56)	(361)	(559)
Goodwill				$ 393
Proceeds from disposal of available-for-sale securities		1,600
Unrealized loss on available-for-sale securities		$ (3)	$ (73)
Hong Kong, Dollars
Exchange rate per dollar	7.7904	7.7904	7.7904
China, Yuan Renminbi
Exchange rate per dollar	6.3916	6.8915	6.5698